UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2007
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Chief Compliance Officer
Phone:                 301-951-5288 x102
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        April 13, 2007
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      98
Form 13F Information Table Value Total:      $130,720

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      977    12783 SH       SOLE                                      12783
Abbott Laboratories            COM              002824100      935    16750 SH       SOLE                                      16750
Adobe Systems Inc              COM              00724F101     3022    72462 SH       SOLE                                      72462
Aflac                          COM              001055102     1965    41756 SH       SOLE                                      41756
Ametek Inc                     COM              031100100      487    14112 SH       SOLE                                      14112
Amgen Inc.                     COM              031162100     1035    18520 SH       SOLE                                      18520
Apache Corporation             COM              037411105     1436    20307 SH       SOLE                                      20307
Aptargroup Inc                 COM              038336103      382     5704 SH       SOLE                                       5704
Automatic Data Proc            COM              053015103     1600    33052 SH       SOLE                                      33052
BP PLC Spons Adr               COM              055622104      355     5483 SH       SOLE                                       5483
BankAmerica Corp               COM              060505104     1646    32262 SH       SOLE                                      32262
Becton Dickinson & Co          COM              075887109     1753    22795 SH       SOLE                                      22795
Bed Bath & Beyond              COM              075896100      742    18482 SH       SOLE                                      18482
C H Robinson Worldwide Inc New COM              12541W209      935    19468 SH       SOLE                                      19468
Canon Inc. Adr                 COM              138006309     2318    43185 SH       SOLE                                      43185
Caterpillar Inc                COM              149123101     1014    15134 SH       SOLE                                      15134
Church & Dwight Inc            COM              171340102      873    17330 SH       SOLE                                      17330
Cincinnati Finl Corp           COM              172062101      669    15785 SH       SOLE                                      15785
Clarcor Inc                    COM              179895107     1160    36479 SH       SOLE                                      36479
Cognizant Tech                 COM              192446102      960    10871 SH       SOLE                                      10871
Danaher Corp                   COM              235851102     1615    22599 SH       SOLE                                      22599
Dentsply Intl                  COM              249030107      912    27860 SH       SOLE                                      27860
Dover Corp                     COM              260003108      339     6950 SH       SOLE                                       6950
Eaton Vance                    COM              278265103      581    16298 SH       SOLE                                      16298
Ecolab                         COM              278865100     2355    54763 SH       SOLE                                      54763
Emerson Electric Co            COM              291011104     3194    74134 SH       SOLE                                      74134
Expeditors Int'l Wash          COM              302130109     2403    58161 SH       SOLE                                      58161
Exxon Mobil Corp               COM              30231G102     3565    47245 SH       SOLE                                      47245
FPL Group                      COM              302571104      301     4920 SH       SOLE                                       4920
Factset Research System        COM              303075105      360     5733 SH       SOLE                                       5733
Fair Isaac & Co.               COM              303250104     1405    36311 SH       SOLE                                      36311
Fastenal Co                    COM              311900104     1766    50380 SH       SOLE                                      50380
Fiserv Inc.                    COM              337738108     2941    55424 SH       SOLE                                      55424
Franklin Elec                  COM              353514102      395     8487 SH       SOLE                                       8487
Franklin Resources Inc.        COM              354613101      226     1869 SH       SOLE                                       1869
Garmin Ltd                     COM              G37260109     1161    21442 SH       SOLE                                      21442
General Electric Co            COM              369604103      595    16825 SH       SOLE                                      16825
Gilead Sciences Inc            COM              375558103      761     9923 SH       SOLE                                       9923
Goldman Sachs Group            COM              38141G104     1156     5592 SH       SOLE                                       5592
Graco Inc                      COM              384109104     1625    41489 SH       SOLE                                      41489
Grainger (WW) Inc              COM              384802104     1923    24898 SH       SOLE                                      24898
Harris Corp                    COM              413875105      263     5155 SH       SOLE                                       5155
Home Depot                     COM              437076102      760    20676 SH       SOLE                                      20676
Idexx Labs                     COM              45168D104     1777    20283 SH       SOLE                                      20283
Illinois Tool Works            COM              452308109     3180    61627 SH       SOLE                                      61627
Infosys Tech Adr               COM              456788108      940    18705 SH       SOLE                                      18705
Jacobs Engineering Group Inc   COM              469814107      451     9677 SH       SOLE                                       9677
Johnson & Johnson              COM              478160104     3978    66007 SH       SOLE                                      66007
Johnson Controls               COM              478366107     2418    25555 SH       SOLE                                      25555
Kimco Realty Corp              COM              49446R109     1673    34328 SH       SOLE                                      34328
Lowes Cos Inc                  COM              548661107     2234    70931 SH       SOLE                                      70931
Marshall & Ilsley Corp         COM              571834100     2001    43220 SH       SOLE                                      43220
McCormick & Co                 COM              579780206     1903    49415 SH       SOLE                                      49415
McGraw-Hill Inc                COM              580645109     2522    40107 SH       SOLE                                      40107
Medtronic Inc                  COM              585055106      409     8332 SH       SOLE                                       8332
Microchip Technology           COM              595017104     1021    28731 SH       SOLE                                      28731
Microsoft Corp                 COM              594918104      755    27080 SH       SOLE                                      27080
Moody's Corp                   COM              615369105      234     3765 SH       SOLE                                       3765
O'Reilly Automotive            COM              686091109     1403    42396 SH       SOLE                                      42396
Omnicom Group                  COM              681919106     3010    29401 SH       SOLE                                      29401
Paychex Inc                    COM              704326107     1870    49384 SH       SOLE                                      49384
Praxair Inc                    COM              74005P104     1707    27108 SH       SOLE                                      27108
Procter & Gamble Co            COM              742718109     2838    44931 SH       SOLE                                      44931
Prologis Tr                    COM              743410102      862    13281 SH       SOLE                                      13281
Public Storage Inc Com         COM              74460D109      404     4263 SH       SOLE                                       4263
Qualcomm Inc                   COM              747525103     1219    28571 SH       SOLE                                      28571
RPM Inc                        COM              749685103      686    29706 SH       SOLE                                      29706
Resmed Inc                     COM              761152107     1655    32855 SH       SOLE                                      32855
Rockwell Collins               COM              774341101      295     4404 SH       SOLE                                       4404
Roper Inds Inc New Com         COM              776696106      844    15374 SH       SOLE                                      15374
SEI Investments Co             COM              784117103      758    12587 SH       SOLE                                      12587
Schlumberger Ltd               COM              806857108      200     2900 SH       SOLE                                       2900
Scotts Miracle Grow Co         COM              810186106      256     5808 SH       SOLE                                       5808
Sigma-Aldrich Corp             COM              826552101     3604    86796 SH       SOLE                                      86796
Staples Inc                    COM              855030102     3018   116812 SH       SOLE                                     116812
Starbucks Corp                 COM              855244109     1498    47778 SH       SOLE                                      47778
Stericycle Inc                 COM              858912108     1469    18020 SH       SOLE                                      18020
Strayer Education Inc          COM              863236105      572     4579 SH       SOLE                                       4579
Stryker Corp                   COM              863667101     3889    58634 SH       SOLE                                      58634
SunTrust Banks Inc             COM              867914103     1287    15500 SH       SOLE                                      15500
Syngenta Adr                   COM              87160A100      331     8690 SH       SOLE                                       8690
T Rowe Price Assoc             COM              74144T108      986    20900 SH       SOLE                                      20900
Techne Corporation             COM              878377100      246     4314 SH       SOLE                                       4314
Teva Pharmaceutical            COM              881624209      511    13648 SH       SOLE                                      13648
Toro Co                        COM              891092108     1052    20527 SH       SOLE                                      20527
Trimble Navigation Ltd         COM              896239100      605    22551 SH       SOLE                                      22551
United Technologies            COM              913017109     2945    45305 SH       SOLE                                      45305
V F Corp                       COM              918204108      941    11388 SH       SOLE                                      11388
Valspar Corp                   COM              920355104     1980    71148 SH       SOLE                                      71148
Varian Med Systems             COM              92220P105     1063    22284 SH       SOLE                                      22284
Vornado Realty Trust           COM              929042109      392     3281 SH       SOLE                                       3281
WGL Holdings Inc.              COM              92924f106      248     7767 SH       SOLE                                       7767
Walgreen Co                    COM              931422109     3056    66587 SH       SOLE                                      66587
Weingarten Rlty Inv            COM              948741103      481    10114 SH       SOLE                                      10114
Whole Foods Market             COM              966837106      266     5940 SH       SOLE                                       5940
Zimmer Holdings Inc            COM              98956P102     1328    15549 SH       SOLE                                      15549
Dodge & Cox Stock                               256219106      371 2402.972 SH       SOLE                                   2402.972
Harbor Intl Fund                                411511306      215 3365.114 SH       SOLE                                   3365.114